Deferred income tax assets and liabilities (Gross movement on deferred income tax accounts) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets and liabilities [abstract]
Beginning of the year	¥ (303,132)	¥ (977,604)
Business combination		(16,000)
Credited to profit or loss (Note 32)	2,969,675	658,128	¥ 470,330
Credited/(charged) to other comprehensive income	(91,641)	1,751
Currency translation differences	32,091	30,593
End of the year	¥ 2,606,993	¥ (303,132)	¥ (977,604)